Other Non-Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Non-Current Liabilities
15.
Other Non-Current Liabilities

Other non-current liabilities consisted of the following:

	September 30, 2024	December 31, 2023
Fractional ownership deposits	$23,142	$16,686
Other	—	26
	$23,142	$16,712

14.
Other Non-Current Liabilities

Other non-current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Guaranteed revenue program deposits	$—	$37,500
Fractional ownership deposits	16,686	3,636
PPP loan	—	339
Other	26	28
	$16,712	$41,503